Financial instruments and related disclosures - Schedule of Debt Interest Rate Repricing (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of debt interest rate repricing [line items]
Total debt	£ (26,033)	£ (29,258)
Floating and Fixed Rate Debt [member] | Later Than One Year [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(3,495)	(6,678)
Floating and Fixed Rate Debt [member] | Between 1 and 2 years [member]
Disclosure of debt interest rate repricing [line items]
Total debt	(2,561)	(3,235)
Floating and Fixed Rate Debt [member] | Between 2 and 3 years [member]
Disclosure of debt interest rate repricing [line items]
Total debt	(4,061)	(2,643)
Floating and Fixed Rate Debt [member] | Between 3 and 4 Years [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(1,622)	(2,308)
Floating and Fixed Rate Debt [member] | Between 4 and 5 years [member]
Disclosure of debt interest rate repricing [line items]
Total debt	(1,398)	(1,595)
Floating and Fixed Rate Debt [member] | Between Five and Ten Years [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(5,981)	(5,904)
Floating and Fixed Rate Debt [member] | Greater Than Ten Years [Member]
Disclosure of debt interest rate repricing [line items]
Total debt	(6,915)	(6,895)
Fixed interest rate [member]
Disclosure of debt interest rate repricing [line items]
Total interest bearing	(23,002)	(21,763)
Floating interest rate [member]
Disclosure of debt interest rate repricing [line items]
Total interest bearing	£ (3,031)	£ (7,495)